Goodwill and intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	$ 55,311
Additions	1,425	$ 767
Reversal of impairment charge		37	$ 0
Intangible assets and goodwill at end of period	66,808	55,311
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	26,524
Intangible assets and goodwill at end of period	29,999	26,524
Intangible Assets other than Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	28,787
Intangible assets and goodwill at end of period	36,809	28,787
Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	5,424
Intangible assets and goodwill at end of period	4,700	5,424
Technologies
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	163
Intangible assets and goodwill at end of period	230	163
Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	22,579
Intangible assets and goodwill at end of period	30,767	22,579
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	621
Intangible assets and goodwill at end of period	1,112	621
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Additions included in disposal group to the date of reclassification	0
Gross carrying amount | Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	26,825	35,700
Cost of assets related to discontinued operations		(9,000)
Impact of business combinations	2,580	186
Currency translation effects	916	(61)
Intangible assets and goodwill at end of period	30,321	26,825	35,700
Gross carrying amount | Intangible Assets other than Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	53,419	69,025
Cost of assets related to disposal group held for sale	1,400	3
Cost of assets related to discontinued operations		(19,570)
Impact of business combinations	9,014	3,914
Additions	1,425	767
Disposals and derecognitions	(572)	(1,055)
Currency translation effects	3,039	335
Intangible assets and goodwill at end of period	67,725	53,419	69,025
Gross carrying amount | Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	7,429	16,167
Cost of assets related to disposal group held for sale	10	(1)
Cost of assets related to discontinued operations		(249)
Impact of business combinations	8,600	342
Reclassifications	(9,272)	(9,069)
Additions	339	265
Disposals and derecognitions	(421)	(75)
Currency translation effects	208	49
Intangible assets and goodwill at end of period	6,893	7,429	16,167
Gross carrying amount | Alcon brand name [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		2,980
Cost of assets related to discontinued operations		(2,980)
Intangible assets and goodwill at end of period			2,980
Gross carrying amount | Technologies
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	884	6,253
Cost of assets related to disposal group held for sale	276
Cost of assets related to discontinued operations		(5,369)
Reclassifications	(2)
Disposals and derecognitions	(101)
Currency translation effects	58
Intangible assets and goodwill at end of period	1,115	884	6,253
Gross carrying amount | Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	43,548	35,412
Cost of assets related to disposal group held for sale	1,112	4
Cost of assets related to discontinued operations		(4,440)
Impact of business combinations	196	3,550
Reclassifications	9,274	9,069
Additions	674	243
Disposals and derecognitions	(39)	(544)
Currency translation effects	2,568	254
Intangible assets and goodwill at end of period	57,333	43,548	35,412
Gross carrying amount | Marketing know-how
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		5,960
Cost of assets related to discontinued operations		(5,960)
Intangible assets and goodwill at end of period			5,960
Gross carrying amount | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	1,558	2,253
Cost of assets related to disposal group held for sale	2
Cost of assets related to discontinued operations		(572)
Impact of business combinations	218	22
Additions	412	259
Disposals and derecognitions	(11)	(436)
Currency translation effects	205	32
Intangible assets and goodwill at end of period	2,384	1,558	2,253
Accumulated depreciation, amortisation and impairment | Assets and liabilities classified as held for sale [member]
Disclosure of detailed information about intangible assets [line items]
Amortization prior to classification to assets held for sale	102
Accumulated depreciation, amortisation and impairment | Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(301)	(406)
Accumulated amortization/impairments on assets related to discontinued operations		101
Currency translation effects	(21)	4
Intangible assets and goodwill at end of period	(322)	(301)	(406)
Accumulated depreciation, amortisation and impairment | Intangible Assets other than Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(24,632)	(30,306)
Accumulated amortization/impairments on assets reclassified out of assets of disposal group held for sale	(925)
Amortization charge	(3,462)	(2,836)
Accumulated impairments on disposals and derecognition	567	983
Accumulated amortization/impairments on assets related to discontinued operations		8,813
Impairment charge	(914)	(1,175)
Reversal of impairment charge		37
Currency translation effects	(1,550)	(148)
Intangible assets and goodwill at end of period	(30,916)	(24,632)	(30,306)
Accumulated depreciation, amortisation and impairment | Acquired research and development [member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(2,005)	(1,120)
Accumulated amortization/impairments on assets reclassified out of assets of disposal group held for sale	(2)
Accumulated impairments on disposals and derecognition	421	70
Accumulated amortization/impairments on assets related to discontinued operations		3
Impairment charge	(515)	(984)
Reversal of impairment charge		37
Currency translation effects	(92)	(11)
Intangible assets and goodwill at end of period	(2,193)	(2,005)	(1,120)
Accumulated depreciation, amortisation and impairment | Technologies
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(721)	(4,758)
Accumulated amortization/impairments on assets reclassified out of assets of disposal group held for sale	(107)
Amortization charge	(72)	(42)
Accumulated impairments on disposals and derecognition	101
Accumulated amortization/impairments on assets related to discontinued operations		4,184
Impairment charge	(40)	(105)
Currency translation effects	(46)
Intangible assets and goodwill at end of period	(885)	(721)	(4,758)
Accumulated depreciation, amortisation and impairment | Technologies | Assets and liabilities classified as held for sale [member]
Disclosure of detailed information about intangible assets [line items]
Amortization prior to classification to assets held for sale	29
Accumulated depreciation, amortisation and impairment | Currently marketed products
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(20,969)	(21,218)
Accumulated amortization/impairments on assets reclassified out of assets of disposal group held for sale	(816)
Amortization charge	(3,215)	(2,657)
Accumulated impairments on disposals and derecognition	39	494
Accumulated amortization/impairments on assets related to discontinued operations		2,592
Impairment charge	(338)	(54)
Currency translation effects	(1,267)	(126)
Intangible assets and goodwill at end of period	(26,566)	(20,969)	(21,218)
Impairment charges related to disposal group held for sale	(42)
Accumulated depreciation, amortisation and impairment | Currently marketed products | Assets and liabilities classified as held for sale [member]
Disclosure of detailed information about intangible assets [line items]
Amortization prior to classification to assets held for sale	73
Accumulated depreciation, amortisation and impairment | Marketing know-how
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period		(1,906)
Accumulated amortization/impairments on assets related to discontinued operations		1,906
Intangible assets and goodwill at end of period			(1,906)
Accumulated depreciation, amortisation and impairment | Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill at beginning of period	(937)	(1,304)
Amortization charge	(175)	(137)
Accumulated impairments on disposals and derecognition	6	419
Accumulated amortization/impairments on assets related to discontinued operations		128
Impairment charge	(21)	(32)
Currency translation effects	(145)	(11)
Intangible assets and goodwill at end of period	$ (1,272)	$ (937)	$ (1,304)